UNITED STATES OF AMERICA
BEFORE THE
SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940
Release no. 33121 / June 13, 2018

In the Matter of

PFM Multi-Manager Series Trust
PFM Asset Management LLC

One Keystone Plaza
Suite 300
North Front and Market Streets
Harrisburg, PA 17101-2044

(812-14815)

ORDER UNDER SECTION 6(c) OF THE
INVESTMENT COMPANY ACT OF 1940
GRANTING AN EXEMPTION FROM SECTION
15(a) OF THE ACT AND RULE 18f-2
UNDER THE ACT AND CERTAIN
DISCLOSURE REQUIREMENTS

PFM Multi-Manager Series Trust and PFM Asset
Management LLC filed an application on
August 22, 2017, and amendments to the
application on March 1, 2018, and May 9, 2018, requesting an order under section 6(c) of the Investment Company Act of 1940 (the "Act") exempting applicants from section 15(a) of the Act and rule 18f-2 under the Act, as well as from certain disclosure requirements. The order permits applicants to enter into and materially amend subadvisory agreements without shareholder approval and also grants relief from certain disclosure requirements.

On May 15, 2018, a notice of the filing of the application was issued (Investment Company Act
Release No. 33098). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

Accordingly,

IT IS ORDERED, under section 6(c) of the Act, that the relief requested by PFM Multi-Manager
Series Trust and PFM Asset Management LLC (File
No. 812-14815) is granted, effective immediately, subject to the conditions contained in the application, as amended.
For the Commission, by the Division of Investment
Management, under delegated authority.

Eduardo A. Aleman
Assistant Secretary